Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 14, 2019	Jun. 29, 2018
Document And Entity Information Abstract
Entity Registrant Name	HAWTHORN BANCSHARES, INC.
Entity Central Index Key	0000893847
Trading Symbol	hwbk
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		6,034,843
Entity Current Reporting Status	Yes
Entity Public Float			$ 103,406,154
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false